Goodwill and Intangibles - Amortization expense for Core Deposit Intangible Assets to be Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Expected amortization expense in 2014	$ 1,380
Expected amortization expense in 2015	1,270
Expected amortization expense in 2016	829
Expected amortization expense in 2017	663
Expected amortization expense in 2018	663
Total	4,805
Core Deposit Intangible [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected amortization expense in remainder of 2014		851
Expected amortization expense in 2014	1,380
Expected amortization expense in 2015	1,270	1,630
Expected amortization expense in 2016	829	1,189
Expected amortization expense in 2017	663	1,023
Expected amortization expense in 2018	663	1,023
Total	$ 4,805	$ 5,716
Weighted average amortization period (years)	4 years 6 months